S000045648 [Member] Expense Example - iShares Core Dividend Growth ETF - iShares Core Dividend Growth ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103